Condensed Parent Company Financial Information (Condensed Balance Sheets) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash	$ 22,922,365	$ 32,354,580
Cash	22,922,365	32,354,580	$ 22,407,458	$ 49,911,807
Premises and equipment, net of accumulated depreciation	12,048,680	12,385,556
Other assets, including income taxes receivable from bank subsidiary of $804,962 and $632,480 in 2015 and 2014, respectfully.	5,198,421	6,296,050
Total Assets	608,665,109	650,199,661
Liabilities:
Total liabilities	537,103,932	582,427,384
Shareholders' equity:
Common stock	3,760,557	3,760,557
Surplus	14,669,087	14,665,845
Retained earnings	58,641,837	53,925,768
Accumulated other comprehensive income (loss)	1,397,130	1,412,115
Treasury stock, at cost	(6,907,434)	(5,992,008)
Total shareholders' equity	71,561,177	67,772,277	63,007,865	64,170,205
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	608,665,109	650,199,661
Parent Company [Member]
Assets:
Cash	334,272	118,632
Cash	334,272	118,632	$ 1,070,196	$ 1,804,808
Investment in bank subsidiary	82,564,196	79,085,666
Premises and equipment, net of accumulated depreciation	266,774	292,396
Other assets, including income taxes receivable from bank subsidiary of $804,962 and $632,480 in 2015 and 2014, respectfully.	1,238,591	1,185,649
Total Assets	84,403,833	80,682,343
Liabilities:
Accrued expenses	70,255	54,968
Federal income taxes payable		116,548
Junior subordinated deferrable interest debentures	12,772,401	12,738,550
Total liabilities	12,842,656	12,910,066
Shareholders' equity:
Common stock	3,760,557	3,760,557
Surplus	14,669,087	14,665,845
Retained earnings	58,641,837	53,925,768
Accumulated other comprehensive income (loss)	1,397,130	1,412,115
Treasury stock, at cost	(6,907,434)	(5,992,008)
Total shareholders' equity	71,561,177	67,772,277
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 84,403,833	$ 80,682,343